Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	Years Ended December 31,
	2016	2015	2014
	(In Thousands)
Current	$1,138	$2,019	$2,657

Deferred	746	(387)	(51)
	$1,884	$1,632	$2,606

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Percentage of Income
	before Income Taxes
	Years Ended December 31,
	2016	2015	2014
Tax at statutory rates	35.0%	34.0%	34.0%
Tax exempt interest income, net of interest expense disallowance	(13.1)	(11.3)	(7.7)
Nondeductible merger expenses	2.7	-	-
Incentive stock options	0.3	0.3	0.4
Earnings and proceeds on life insurance	(2.8)	(1.8)	(1.5)

Other	(0.2)	0.4	0.2

	21.9%	21.6%	25.4%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	2016	2015
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$2,197	$2,481
Deferred compensation	1,430	485
Purchase price adjustment	-	884
Core deposit intangible	485	-
Prepaid expenses	267	-
Pension liability	655	-
Foreclosed real estate valuation allowance	19	305
AMT tax credit carryforward	260	-
Net operating loss carryforward	2,147	-
Net unrealized loss on securities	2,286	-
Other	310	182
Total Deferred Tax Assets	10,056	4,337

Deferred tax liabilities:
Premises and equipment	347	245
Deferred loan fees	192	172
Net unrealized gains on securities	-	251
Net unrealized gain on pension liability	171	-
Purchase price adjustment	357	-

Total Deferred Tax Liabilities	1,067	668

Net Deferred Tax Asset	$8,989	$3,669